Note 20 - Stock-based Compensation	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

NOTE 20 – STOCK-BASED COMPENSATION

The United Bancshares, Inc.2016 Stock Option Plan (the “Plan”) permits the Corporation to award non-qualified stock options to eligible participants. There are no remaining shares available for issuance pursuant to the Plan.

The Corporation issued 35,966 options during 2022 at an exercise price of $23.10, 21,958 options during 2021 at an exercise price of $34.60, and 63,858 options during 2020 at an exercise price of $16.77 under the Plan. Following is a summary of activity for stock options for the years ended December 31, 2022, 2021 and 2020 (number of shares):

	2022	2021	2020
Outstanding, beginning of year	133,792	157,817	117,647
Granted	35,966	21,958	63,858
Exercised	(23,356)	(33,324)	-
Cancelled	-	-	(2,955)
Forfeited	(3,224)	(12,659)	(20,733)
Outstanding, end of year	143,178	133,792	157,817
Weighted average exercise price at end of year	$22.71	$22.28	$19.83

The options vest over a three-year period on the anniversary of the date of grant. At December 31, 2022, 79,462 options were vested and outstanding options had a weighted average remaining contractual term of 7.7 years.

The fair value of options granted is estimated at the date of grant using the Black Scholes option pricing model. Following are assumptions used in calculating the fair value of the options granted in 2022, 2021 and 2020:

	2022	2021	2020
Weighted-average fair value of options granted	$6.95	$11.19	$4.83
Average dividend yield	3.64%	2.23%	2.93%
Expected volatility	40.00%	40.00%	40.00%
Risk-free interest rate	2.90%	1.00%	0.49%
Expected term (years)	7	7	7
Shares Granted	35,966	21,958	63,858
Exercise Price	$23.10	$34.60	$16.77

Total compensation expense related to the stock options granted in 2022, net of forfeitures, is expected to be $250,000 and is being recognized ratably over the 36-month period beginning July 1, 2022.  Total compensation expense related to the stock options granted in 2021, net of forfeitures, is expected to be $242,000 and is being recognized ratably over the 36-month period beginning July 1, 2021. Total compensation expense related to the stock options granted in 2020, net of forfeitures, is expected to be $252,000 and is being recognized ratably over the 36-month period beginning July 1, 2020.  Stock option expense for outstanding awards amounted to $222,000, $183,000 and $164,000 for the years ended December 31, 2022, 2021 and 2020, respectively.